Share-based payment plans - Share appreciation rights (Details) - Cash-settled SARs	12 Months Ended
Dec. 31, 2017
2013 plan
Share-based payment plans
Vesting period	3 years
Vesting percentage	33.00%
Expiration period	5 years
2017 plan
Share-based payment plans
Vesting period	4 years
Vesting percentage	25.00%
Expiration period	10 years